Variable interest entities (VIE) - Consolidated (Details 8) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) day	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
VIE Disclosures
Percentage of control in which Group is determined to have power (percent)	50.00%
Minimum percentage of outstanding issuances held by primary beneficiary used under the previous consolidation model	50.00%
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 121,161	SFr 92,328	SFr 79,349	SFr 68,692
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	134,839	123,049
Trading assets	165,150	190,737
Investment securities	2,489	3,090
Other investments	6,777	7,021
Net loans	275,976	272,995
Premises and equipment	4,711	4,644
Other assets	36,865	58,017
of which loans held-for-sale	8,062	25,839
Customer deposits	355,833	342,705
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598
Trading liabilities	44,930	48,971
Short-term borrowings	15,385	8,657
Long-term debt	193,315	197,608
Other liabilities	SFr 39,855	42,231
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	103
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 369	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53
Trading assets	2,744	2,372
Investment securities	511	1,009
Other investments	2,006	1,986
Net loans	284	1,312
Premises and equipment	199	327
Other assets	2,617	14,451
of which loans held-for-sale	422	11,275
Total assets of consolidated VIEs	8,730	23,203
Trading liabilities	18	27
Short-term borrowings	1	81
Long-term debt	1,759	14,826
Other liabilities	244	836
Total liabilities of consolidated VIEs	2,022	15,770
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	43	1,351
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	0	283
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	0	10,839
of which loans held-for-sale	0	10,790
Total assets of consolidated VIEs	43	12,473
Trading liabilities	0	8
Short-term borrowings	0	0
Long-term debt	54	12,428
Other liabilities	0	51
Total liabilities of consolidated VIEs	54	12,487
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		53
Trading assets	0	49
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1	123
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	2	225
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	3
Total liabilities of consolidated VIEs	0	3
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	41	21
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	0	0
Investment securities	511	1,009
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1,483	1,671
of which loans held-for-sale	415	469
Total assets of consolidated VIEs	2,035	2,701
Trading liabilities	0	0
Short-term borrowings	0	81
Long-term debt	1,639	2,128
Other liabilities	1	3
Total liabilities of consolidated VIEs	1,640	2,212
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	52	9
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	478	941
Investment securities	0	0
Other investments	228	0
Net loans	0	0
Premises and equipment	0	0
Other assets	48	0
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	806	950
Trading liabilities	0	0
Short-term borrowings	1	0
Long-term debt	7	125
Other liabilities	15	1
Total liabilities of consolidated VIEs	23	126
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	50	93
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	933	1,001
Investment securities	0	0
Other investments	1,446	1,553
Net loans	30	27
Premises and equipment	199	327
Other assets	51	83
of which loans held-for-sale	7	16
Total assets of consolidated VIEs	2,709	3,084
Trading liabilities	18	18
Short-term borrowings	0	0
Long-term debt	57	136
Other liabilities	124	135
Total liabilities of consolidated VIEs	199	289
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	182	219
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	1,333	98
Investment securities	0	0
Other investments	332	433
Net loans	254	1,285
Premises and equipment	0	0
Other assets	1,034	1,735
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	3,135	3,770
Trading liabilities	0	1
Short-term borrowings	0	0
Long-term debt	2	9
Other liabilities	104	643
Total liabilities of consolidated VIEs	106	653
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	118,973	90,521	SFr 78,000	SFr 68,081
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	135,128	123,436
Trading assets	165,356	191,096
Investment securities	2,192	2,698
Other investments	6,488	6,787
Net loans	259,541	254,915
Premises and equipment	4,563	4,439
Other assets	36,735	57,910
of which loans held-for-sale	8,062	25,839
Customer deposits	344,578	331,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	33,016	46,598
Trading liabilities	44,951	49,054
Short-term borrowings	15,385	8,657
Long-term debt	187,325	192,094
Other liabilities	SFr 39,834	41,715
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	103
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 369	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53
Trading assets	2,744	2,372
Investment securities	511	1,009
Other investments	2,006	1,986
Net loans	284	1,312
Premises and equipment	173	299
Other assets	2,616	14,450
of which loans held-for-sale	422	11,275
Total assets of consolidated VIEs	8,703	23,174
Customer deposits	0	0
Trading liabilities	18	27
Short-term borrowings	1	81
Long-term debt	1,759	14,826
Other liabilities	243	835
Total liabilities of consolidated VIEs	2,021	15,769
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	43	1,351
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	0	283
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	0	10,839
of which loans held-for-sale	0	10,790
Total assets of consolidated VIEs	43	12,473
Trading liabilities	0	8
Short-term borrowings	0	0
Long-term debt	54	12,428
Other liabilities	0	51
Total liabilities of consolidated VIEs	54	12,487
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		53
Trading assets	0	49
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	0	123
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1	225
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	3
Total liabilities of consolidated VIEs	0	3
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	41	21
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	0	0
Investment securities	511	1,009
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1,483	1,671
of which loans held-for-sale	415	469
Total assets of consolidated VIEs	2,035	2,701
Trading liabilities	0	0
Short-term borrowings	0	81
Long-term debt	1,639	2,128
Other liabilities	1	3
Total liabilities of consolidated VIEs	1,640	2,212
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	52	9
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	478	941
Investment securities	0	0
Other investments	228	0
Net loans	0	0
Premises and equipment	0	0
Other assets	48	0
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	806	950
Trading liabilities	0	0
Short-term borrowings	1	0
Long-term debt	7	125
Other liabilities	15	1
Total liabilities of consolidated VIEs	23	126
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	50	93
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	933	1,001
Investment securities	0	0
Other investments	1,446	1,553
Net loans	30	27
Premises and equipment	173	299
Other assets	50	82
of which loans held-for-sale	7	16
Total assets of consolidated VIEs	2,682	3,055
Trading liabilities	18	18
Short-term borrowings	0	0
Long-term debt	57	136
Other liabilities	124	134
Total liabilities of consolidated VIEs	199	288
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	182	219
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	1,333	98
Investment securities	0	0
Other investments	332	433
Net loans	254	1,285
Premises and equipment	0	0
Other assets	1,035	1,735
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	3,136	3,770
Trading liabilities	0	1
Short-term borrowings	0	0
Long-term debt	2	9
Other liabilities	103	643
Total liabilities of consolidated VIEs	SFr 105	SFr 653